Options - Schedule of Estimate Fair Value of Stock Options (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%
Weighted-average expected volatility, minimum	209.00%	192.00%
Weighted-average expected volatility, maximum	250.00%	265.00%	200.00%
Weighted-average risk-free interest rate, minimum	2.08%	2.08%
Weighted-average risk-free interest rate, maximum	2.55%	2.73%	1.92%
Expected life of options		6 years 11 months 23 days
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life of options	5 years	4 years	4 years 8 months 26 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life of options	7 years	5 years	7 years 6 months